Gross Loans Analyzed by Performance (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Gross Loans USD ($)	Mar. 31, 2013 Gross Loans INR	Mar. 31, 2012 Gross Loans INR	Mar. 31, 2013 Gross Loans Performing USD ($)	Mar. 31, 2013 Gross Loans Performing INR	Mar. 31, 2012 Gross Loans Performing INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	$ 387.6	21,132.1	19,034.9	$ 387.6	21,132.1	19,034.9
Gross loans	$ 46,556.2	2,538,245.8	2,034,281.2	$ 46,556.2	2,538,245.8	2,034,281.2	$ 46,168.6	2,517,113.7	2,015,246.3